Fair Value of Financial Instruments and Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2012
Estimated Fair Value of On-Balance Sheet Financial Instruments

 The estimated fair value of the Company’s remaining on-balance sheet financial instruments as of September 30, 2012 and 2011 are summarized below.

	September 30, 2012
			Estimated Fair Value
			Quoted Prices In Active	Significant Other	Significant
	Carrying	Total Estimated	Markets for Identical	Observable Inputs	Unobservable
	Value	Fair Value	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$108,828,220	$108,828,220	$108,828,220	$—	$—
Investments available for sale	189,379,333	189,379,333	—	189,379,333	—
FHLB Stock	5,318,200	5,318,200	—	5,318,200	—
Loans receivable, net	593,903,715	561,448,457	—	—	561,448,457
Loans held for sale	2,691,508	2,741,672	—	2,741,672	—
Cash surrender value of life insurance	33,831,920	33,831,920	—	33,831,920	—
FDIC receivable for loss sharing arrangements	35,135,533	35,492,184	—	—	35,492,184
Accrued interest and dividends receivable	3,241,320	3,241,320	—	721,048	2,520,272
Financial liabilities:
Deposits	$800,261,546	$805,422,429	$—	$805,422,429	$—
FHLB advances and other borrowings	81,000,000	90,732,925	—	90,732,925	—
Derivative instruments	12,443	12,443	—	12,443	—
Accrued interest payable	320,980	320,980	—	320,980	—

	September 30, 2011
	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$149,761,646	$149,761,646
Investments available for sale	158,736,574	158,736,574
FHLB stock	10,590,900	10,590,900
Loans receivable, net	655,028,354	621,497,141
Loans held for sale	291,367	299,744
Cash surrender value of life insurance	32,774,523	32,774,523
FDIC Receivable for loss sharing agreements	96,777,791	97,106,804
Accrued interest and dividends receivable	3,690,433	3,690,433
Financial liabilities:
Deposits	$911,093,806	$919,678,187
FHLB advances and other borrowings	110,000,000	120,809,014
Accrued interest payable	705,924	705,924

Assets and Liabilities Measured on Recurring Basis

Assets and Liabilities Measured on a Recurring Basis:

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	September 30, 2012
	Estimated fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
Assets:
Investment securities available for sale:
Tax free municipals	$11,578,501	$—	$11,578,501	$—
U.S. government sponsored entities	16,627,055	—	16,627,055	—
Mortgage–backed securities:
FNMA certificates	86,584,802	—	86,584,802	—
GNMA certificates	4,945,412	—	4,945,412	—
FHLMC certificates	46,244,446	—	46,244,446	—
Collateralized mortgage obligations:
FNMA	8,027,156	—	8,027,156	—
GNMA	503,311	—	503,311	—
FHLMC	580,089	—	580,089	—
Private-label mortgage securities:
Investment grade	2,356,744	—	2,356,744
Split rating [1]	6,246,303	—	6,246,303	—
Non investment grade	5,685,514	—	5,685,514	—

Total investment securities available for sale	189,379,333	—	189,379,333	—

Assets held for sale	1,054,280	—	1,054,280	—

Total recurring assets at fair value	$190,433,613	$—	$190,433,613	$—

Liabilities:
Derivative instruments–swap liability	$12,443	$—	$12,443	$—

Total recurring liabilities at fair value	$12,443	$—	$12,443	$—

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

	September 30, 2011
	Estimated fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
Investment securities available for sale:
Tax free municipals	$10,626,225	$—	$10,626,225	$—
U.S. government sponsored entities	17,509,876		17,509,876
Mortgage–backed securities:
FNMA certificates	63,607,945	—	63,607,945	—
GNMA certificates	6,087,729	—	6,087,729	—
FHLMC certificates	21,291,187	—	21,291,187	—
Collateralized mortgage obligations:
FNMA	17,133,577	—	17,133,577	—
GNMA	3,676,575	—	3,676,575	—
FHLMC	943,626	—	943,626	—
Private-label mortgage securities:
Investment grade	2,823,096	—	2,823,096
Split rating [1]	8,052,261	—	8,052,261	—
Non investment grade	6,984,477	—	6,984,477	—

Available for sale securities	$158,736,574	$—	$158,736,574	$—

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Assets and Liabilities Measured on Nonrecurring Basis

Assets and Liabilities Measured on a Nonrecurring Basis:

Assets and liabilities measured at fair value on a nonrecurring basis are summarized below.

	Fair value measurements using:
	Fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
September 30, 2012
Impaired loans:
Not covered under loss share	$2,925,972	$—	$—	$2,925,972
Other real estate owned:
Not covered under loss share	2,106,757	—	—	2,106,757
Covered under loss share	21,903,204	—	—	21,903,204

September 30, 2011
Impaired loans:
Not covered under loss share	$2,120,385	—	—	$2,120,385
Other real estate owned:
Not covered under loss share	4,093,214	—	—	4,093,214
Covered under loss share	24,671,626	—	—	24,671,626

Quantitative Information about Level 3 Fair Value Measurements

The following table provides information describing the valuation processes used to determine recurring and nonrecurring fair value measurements categorized within Level 3 of the fair value hierarchy.

Quantitative Information about Level 3 Fair Value Measurements

	Fair value	Valuation Technique	Unobservable Input	General Range (discount)	Weighted Average Discount

Impaired loans	$2,925,972	Property appraisals	Management discount for property type and recent market volatility	10% - 55%	35%

REO	$24,009,961	Property appraisals	Management discount for property type and recent market volatility	20% - 40%	31%